Income Taxes - Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Discrete income tax expense from Tax Cuts and Jobs Act	$ 0.7
Current and deferred federal tax expense (benefit)
Current expense	0.4	$ 15.1	$ 1.7
Deferred expense (benefit)	1.8	(1.7)	(0.3)
Total income tax expense	$ 2.2	$ 13.4	$ 1.4